RESTATEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
RESTATEMENTS [Abstract]
RESTATEMENTS

NOTE 8 – RESTATEMENTS

On September 22, 2014, the Company determined that the assets acquired from World Moto in 2012 should be recorded at the transferors' historical cost basis because the Company's new shareholders obtained control of the Company as of the acquisition date, with an overall ownership percentage of approximately 60%. The Company also determined that the shares issued to the new shareholders should be recorded at sellers' historical cost of zero on the assets acquired. The financial statements as of December 31, 2013 and for nine months ended September 30, 2013 were restated by the Company to reflect the following adjustments:

1.	To remove the intangible assets initially capitalized by the Company at fair value of common stock issued to the new shareholders;

2.	To adjust the shares issued to the new shareholders for the assets to their historical cost basis of zero;

3.	To remove the amortization expense previously recorded for the intangible assets.

The impact of the restatements on the Balance Sheet as of December 31, 2013 is are follows:

	As Originally
	Reported	Change	Restated
Intangible assets	$191,615	$(191,615)	$-
Total assets	421,148	(191,615)	229,533

Additional paid in capital	1,568,745	(236,314)	1,332,431
Accumulated deficit	(1,249,780)	44,699	(1,205,081)
Total stockholders' equity	358,666	(191,615)	167,051
Total liabilities and stockholders' equity	421,148	(191,615)	229,533

The impact of the restatements on the Statement of Operations and Comprehensive Loss for the three months ended September 30, 2013 are as follows:

	As Originally
	Reported	Change	Restated
General and administrative	$278,107	$(9,873)	$268,234
Total operating expense	(278,107)	9,873	(268,234)
Loss from operations	(278,107)	9,873	(268,234)
Net loss	(277,947)	9,873	(268,074)
Total comprehensive loss	(279,740)	9,873	(269,867)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Operations and Comprehensive Loss for the nine months ended September 30, 2013 are as follows:

	As Originally
	Reported	Change	Restated
General and administrative	$678,570	$(29,619)	$648,951
Total operating expense	(678,570)	29,619	(648,951)
Loss from operations	(678,570)	29,619	(648,951)
Net loss	(677,821)	29,619	(648,202)
Total comprehensive loss	(676,979)	29,619	(647,360)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statements of Cash Flows for the nine months ended September 30, 2013 are as follows:

	As Originally
	Reported	Change	Restated
Net loss	$(677,821)	$29,619	$(648,202)
Depreciation and amortization	30,210	(29,619)	591

NOTE 10 – RESTATEMENTS

On September 26, 2014, the Company determined that the assets acquired from World Moto in 2012 should be recorded at the transferors' historical cost basis because the Company's new shareholders obtained control of the Company as of the acquisition date, with an overall ownership percentage of approximately 60%. The Company also determined that the shares issued to the new shareholders should be recorded at sellers' historical cost of zero on the assets acquired. The financial statements for years ended December 31, 2013 and 2012 and for the period from March 24, 2008 (inception) through December 31, 2013 were restated by the Company to reflect the following adjustments:

1.	To remove the intangible assets initially capitalized by the Company at fair value of common stock issued to the new shareholders;
2.	To adjust the shares issued to the new shareholders for the assets to their historical cost basis of zero;
3.	To remove the amortization expense previously recorded for the intangible assets.

The impact of the restatements on the Balance Sheet as of December 31, 2013 is as follows:

	As originally
	Reported	Change	Restated
Intangible assets	191,615	(191,615)	-
Total assets	421,148	(191,615)	229,533

Additional paid in capital	1,568,745	(236,314)	1,332,431
Accumulated deficit	(1,249,780)	44,699	(1,205,081)
Total stockholders' equity	358,666	(191,615)	167,051
Total liabilities and stockholders' equity	421,148	(191,615)	229,533

The impact of the restatements on the Statement of Operations for the year ended December 31, 2013 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	588,914	(39,599)	549,315
Total operating expense	954,824	(39,599)	915,225
Loss from operations	(954,824)	39,599	(915,225)
Net loss	(950,117)	39,599	(910,518)
Total comprehensive loss	(948,218)	39,599	(908,619)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Cash Flows for the year ended December 31, 2013 is as follows:

	As originally
	Reported	Change	Restated
Net loss	(950,117)	39,599	(910,518)
Depreciation and amortization	41,829	(39,599)	2,230

The impact of the restatements on the Balance Sheet as of December 31, 2012 is as follows:

	As originally
	Reported	Change	Restated
Intangible assets	231,214	(231,214)	-
Total assets	309,040	(231,214)	77,826

Additional paid in capital	569,115	(236,314)	332,801
Accumulated deficit	(299,663)	5,100	(294,563)
Total stockholders' equity	306,884	(231,214)	75,670
Total liabilities and stockholders' equity	309,040	(231,214)	77,826

The impact of the restatements on the Statement of Operations for the year ended December 31, 2012 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	176,643	(5,100)	171,543
Total operating expense	227,562	(5,100)	222,462
Net loss	(227,562)	(5,100)	(222,462)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Cash Flows for the year ended December 31, 2012 is as follows:

	As originally
	Reported	Change	Restated
Net loss	(227,562)	5,100	(222,462)
Depreciation and amortization	6,535	(5,100)	1,435